Significant accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2019
Buildings and construction
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	46 years
Machinery and Equipment
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	19 years
Vehicles [Member]
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	11 years
Computer equipment
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	8 years
Furniture [Member]
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	11 years